UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bonanza Capital, Ltd.

Address:  300 Crescent Court
          Suite 250
          Dallas, Texas 75201

13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bernay Box
Title:    President of Bonanza Fund Management, Inc.
Phone:    214-303-3900

Signature, Place and Date of Signing:


/s/ Bernay Box              Dallas, Texas                        May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $259,576
                                         (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

1. 28-11390 Bonanza Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

                                                        Bonanza Capital, Ltd.
                                                           March 31, 2006
                               TITLE OF                     VALUE     SHS OR    SH/ PUT/   INVSMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP     (x$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS    SOLE SHARED    NONE
BIRCH MOUNTAIN RES LTD         COM             09066X109    3,534       478,800 SH         SHARED    1             478,800
CHINA TECH DEVELOPMENT GP CO   SHS             G84384109       82        10,783 SH         SHARED    1              10,783
KHD HUMBOLDT WEDAG INTL LTD    COM             482462108    3,102       125,116 SH         SHARED    1             125,116
LANOPTICS LTD                  ORD             M6706C103    2,832       300,000 SH         SHARED    1             300,000
ABRAXAS PETE CORP              COM             003830106    3,962       675,000 SH         SHARED    1             675,000
ADVANCED MAGNETICS INC         COM             00753P103    1,502        39,267 SH         SHARED    1              39,267
AIR METHODS CORP               COM PAR $.06    009128307   11,656       394,600 SH         SHARED    1             394,600
ALLIED DEFENSE GROUP INC       COM             019118108    2,024        92,200 SH         SHARED    1              92,200
ALLION HEALTHCARE INC          COM             019615103    1,356       100,000 SH         SHARED    1             100,000
ATS MED INC                    COM             002083103      666       268,601 SH         SHARED    1             268,601
AWARE INC MASS                 COM             05453N100    4,922       850,000 SH         SHARED    1             850,000
AXS-ONE INC                    COM             002458107      706       322,581 SH         SHARED    1             322,581
BKF CAP GROUP INC              COM             05548G102    1,300       100,000 SH         SHARED    1             100,000
BLUEGREEN CORP                 COM             096231105    4,164       315,000 SH         SHARED    1             315,000
BON-TON STORES INC             COM             09776J101    5,661       175,000 SH         SHARED    1             175,000
BUILDERS FIRSTSOURCE INC       COM             12008R107    4,088       180,000 SH         SHARED    1             180,000
CAS MED SYS INC                COM PAR $.004   124769209      221        26,238 SH         SHARED    1              26,238
CASH SYSTEMS INC               COM             14756B102    1,390       200,000 SH         SHARED    1             200,000
CHAMPS ENTMT INC DEL           COM             158787101    1,928       233,700 SH         SHARED    1             233,700
CHANNELL COM CORP              COM             159186105    3,000       600,000 SH         SHARED    1             600,000
CHECKERS DRIVE-IN RESTAURANT   COM NEW         162809305    2,966       200,000 SH         SHARED    1             200,000
CHINA AUTOMOTIVE SYS INC       COM             16936R105      213        19,397 SH         SHARED    1              19,397
CNX GAS CORP                   COM             12618H309      824        31,700 SH         SHARED    1              31,700
COMFORT SYS USA INC            COM             199908104    3,375       250,000 SH         SHARED    1             250,000
CONTANGO OIL & GAS COMPANY     COM NEW         21075N204    5,858       452,366 SH         SHARED    1             452,366
CROCS INC                      COM             227046109      910        36,200 SH         SHARED    1              36,200
CYBEX INTL INC                 COM             23252E106    4,901       734,850 SH         SHARED    1             734,850
DELTA APPAREL INC              COM             247368103    1,457        82,200 SH         SHARED    1              82,200
DISCOVERY PARTNERS INTL INC    COM             254675101    1,094       450,000 SH         SHARED    1             450,000
ECC CAPITAL CORP               COM             26826M108      380       250,000 SH         SHARED    1             250,000
ELAN PLC                       ADR             284131208      425        29,425 SH         SHARED    1              29,425
FLOTEK INDS INC DEL            COM             343389102    1,883        75,000 SH         SHARED    1              75,000
FRIENDLY ICE CREAM CORP NEW    COM             358497105    1,400       184,200 SH         SHARED    1             184,200
GLENAYRE TECHNOLOGIES INC      COM             377899109    4,463       850,000 SH         SHARED    1             850,000
GREENFIELD ONLINE INC          COM             395150105    2,396       400,000 SH         SHARED    1             400,000
HALOZYME THERAPEUTICS INC      COM             40637H109    4,997     1,738,143 SH         SHARED    1           1,738,143
HASTINGS ENTMT INC             COM             418365102    1,802       297,800 SH         SHARED    1             297,800
HUNTSMAN CORP                  COM             447011107    5,510       285,499 SH         SHARED    1             285,499
IMPERIAL SUGAR CO NEW          COM NEW         453096208    2,316        76,000 SH         SHARED    1              76,000
INTERPHASE CORP                COM             460593106    1,567       289,600 SH         SHARED    1             289,600
INTERSECTIONS INC              COM             460981301    5,156       455,900 SH         SHARED    1             455,900
INVESTOOLS INC                 COM             46145P103    9,560     1,165,800 SH         SHARED    1           1,165,800
IXYS CORP                      COM             46600W106    4,610       500,000 SH         SHARED    1             500,000
KITTY HAWK INC                 COM NEW         498326206    2,209     2,350,000 SH         SHARED    1           2,350,000
KKR FINL CORP                  COM             482476306    2,804       125,000 SH         SHARED    1             125,000
LEVITT CORP                    CLA             52742P108    1,653        75,000 SH         SHARED    1              75,000
LONE STAR STEAKHOUSE SALOON    COM             542307103    5,684       200,000 SH         SHARED    1             200,000
METASOLV INC                   COM             59139P104    6,936     2,266,667 SH         SHARED    1           2,266,667
MISONIX INC                    COM             604871103    2,507       369,700 SH         SHARED    1             369,700
MOLINA HEALTHCARE INC          COM             60855R100    6,309       188,500 SH         SHARED    1             188,500
NCI BUILDING SYS INC           COM             628852105    2,893        48,400 SH         SHARED    1              48,400
OUTDOOR CHANNEL HLDGS INC      COM NEW         690027206    5,224       512,650 SH         SHARED    1             512,650
PEDIATRIC SVCS OF AMERICA      COM             705323103    2,108       150,000 SH         SHARED    1             150,000
PXRE GROUP LTD                 COM             G73018106      327       100,000 SH         SHARED    1             100,000
QSGI INC                       COM             74729D106    5,740       900,000 SH         SHARED    1             900,000
QUICKLOGIC CORP                COM             74837P108    1,350     1,000,000 SH         SHARED    1           1,000,000
RAINDANCE COMM                 COM             75086X106    1,369       500,000 SH         SHARED    1             500,000
REDENVELOPE INC                COM             75733R601    2,962       135,500 SH         SHARED    1             135,500
REPUBLIC AWYS HLDGS INC        COM             760276105    1,953       200,000 SH         SHARED    1             200,000
RIGEL PHARMACEUTICALS INC      COM NEW         766559603    6,698       170,000 SH         SHARED    1             170,000
RURAL METRO CORP               COM             781748108    2,240       850,000 SH         SHARED    1             850,000
SANDERSON FARMS INC            COM             800013104    1,574       100,000 SH         SHARED    1             100,000
SANDS REGENT                   COM             800091100    1,450       130,800 SH         SHARED    1             130,800
SILVERLEAF RESORTS INC         COM             828395103      248       483,200 SH         SHARED    1             483,200
SONICWALL INC                  COM             835470105    2,905        35,000 SH         SHARED    1              35,000
STREETTRACKS GOLD TR           GOLD SHS        863307104    1,263        50,000 SH         SHARED    1              50,000
SUMTOTAL SYS INC               COM             866615107   10,572       250,000 SH         SHARED    1             250,000
SUN HEALTHCARE GROUP INC       COM NEW         866933401    3,762     1,403,950 SH         SHARED    1           1,403,950
SUPERTEX INC                   COM             868532102    3,200       100,000 SH         SHARED    1             100,000
TEGAL CORP                     COM             879008100    4,293     6,153,846 SH         SHARED    1           6,153,846
TELULAR CORP                   COM NEW         87970T208    3,528     1,325,000 SH         SHARED    1           1,325,000
TETRA TECHNOLOGIES INC-DEL     COM             88162F105    5,916        75,000 SH         SHARED    1              75,000
TUT SYSTEMS                    COM             901103101       89     1,902,100 SH         SHARED    1           1,902,100
UROLOGIX INC                   COM             917273104    1,379        25,000 SH         SHARED    1              25,000
UROPLASTY INC                  COM NEW         917277204   10,397       589,249 SH         SHARED    1             589,249
US AIRWAYS GROUP INC           COM             90341W108      264       259,915 SH         SHARED    1             259,915
US DATAWORKS INC               COM NEW         91729G301    3,997       574,436 SH         SHARED    1             574,436
WALTER INDS INC                COM             93317Q105   13,524        60,000 SH         SHARED    1              60,000
WILLBROS GROUP INC             COM             969199108    1,485       664,900 SH         SHARED    1             664,900
WOLVERINE TUBE INC             COM             978093102    1,005       250,000 SH         SHARED    1             250,000
WORLDGATE COMMUNICATIONS INC   COM             98156L307    1,600       800,000 SH         SHARED    1             800,000

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